DAVID JONES & ASSOC., P.C.

Law Firm

395 Sawdust, # 2148 The Woodlands, TX 77380	(P & F) 866-862-1719

December 23, 2009

Securities and Exchange Commission	VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn: Division of Investment Management

Re:	Timothy Plan, File Nos. 811-08228 and 033-73248

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 33 (“PEA#33”) to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This PEA # 33 is being filed to update financial information relating to each Fund in the Trust and to conform the Trust’s Registration Statement to the new formatting requirements under recent amendments to Form N1-A.

This PEA # 33 is being filed at this time because the Trust decided to change its fiscal year end from December 31, 2009 to September 30, 2009. The change of fiscal year end, along with the Commission’s adoption of new Form N1-A requirements, resulted in a longer-than-expected drafting period to assure that the filing conforms in all material respects with the Commission’s new requirements.

The Trust has taken great pains to insure that this PEA # 33 conforms to the new Form N1-A requirements. The Trust has extensively reviewed filings by other investment companies, including those of Nuveen Funds, to gain insight into how other large mutual funds have addressed the required changes and the end results of any comments made to such filings by the Commission.

Accordingly, given that we are confident that this PEA # 33 conforms in all material respects to the Commission’s new Form N1-A requirements, and that the Trust has exercise its best efforts to insure that this PEA # 33 so complies, pursuant to Rule 461 under the 1933 Act, we are, on behalf of the Trust, requesting that the Commission accelerate the effective date for PEA #33 to February 1, 2010. There has been a bona fide effort on behalf of the Trust to make the prospectus and statement of additional information reasonably concise and readable so as to facilitate an understanding of the information required or permitted to be contained therein. In the event the Commission determines that correcting information is required, the Trust will take all steps necessary to provide such information in the form of a filing pursuant to Rule 485(b) or as otherwise required by the Commission.

With respect to the Trust’s request for acceleration of PEA # 33, we are, on behalf of the Trust, making the following representations to the Commission:

*	should the Commission or the staff, acting pursuant to delegated authority, declare PEA # 33 effective, it does not foreclose the Commission from taking any action with respect to the filing; and

*	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring PEA # 33 effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

*	the Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Accordingly, we respectfully request that the Commission, having due regard to the public interest and the protection of investors, grant the Trust’s request for acceleration of effectiveness of PEA # 33 to February 1, 2010.

This PEA # 33 relates only to the Trust’s traditional funds. It does not relate to any Trust series that may be offered through insurance company variable contract products.

This PEA # 33 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust. Please direct any comments regarding the Trust’s PEA # 33 to me at the above address and phone number. Thank you for your consideration.

Sincerely,
DAVID JONES & ASSOC., P.C.

/s/ DAVID D. JONES, ESQ.
DAVID D. JONES, ESQ.